LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014 item
Future minimum rental payments required under existing operating leases and digital projector equipment leases payable to DCIP
2015	$ 419,273
2016	428,133
2017	408,851
2018	366,120
2019	328,409
Thereafter	1,542,618
Total minimum payments required	$ 3,493,404
Number of theatres under construction taken on lease	5
Number of screens in theatres under construction taken on lease	51